Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000073513 | P&C Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073513 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073513 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073513 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073513 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073513 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000073513 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073513 | School District
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073513 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073513 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073513 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000073513 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073513 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073513 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000073513 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000167229 | P&C Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167229 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167229 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167229 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167229 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167229 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167229 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167229 | School District
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167229 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167229 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167229 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167229 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167229 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167229 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167229 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000219380 | P&C Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219380 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219380 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219380 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219380 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219380 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219380 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219380 | School District
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219380 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219380 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219380 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219380 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219380 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219380 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219380 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000003857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003857 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003857 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003857 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003857 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003857 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000167227 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000167227 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000167227 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167227 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167227 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000167227 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167227 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167227 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000167227 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000167227 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000219378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219378 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000059931 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059931 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059931 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059931 | State
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059931 | Local
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059931 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059931 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000059931 | Housing
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000059931 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000059931 | Lease
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000167228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167228 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167228 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167228 | State
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167228 | Local
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167228 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167228 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000167228 | Housing
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000167228 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167228 | Lease
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000219379 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219379 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219379 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219379 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219379 | State
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219379 | Local
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219379 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219379 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219379 | Housing
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000219379 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000219379 | Lease
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000167226 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167226 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167226 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167226 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167226 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167226 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000219377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219377 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000240591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000240591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240591 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000240590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240590 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000240589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240589 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%